EMPLOYEE BENEFITS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares held	6,772,052	6,772,052
Plan assets value	R$ 6,600,000	R$ 6,500,000
Actuarial assumption of expected rates of salary increases	1.00%	1.00%
Description of investment policy	The investment plan is reviewed annually and approved by the Steering Council while considering a five-year horizon, as established by the Resolution from the Complementary Pension Management Council - CGPC No. 7, of December 2003. The investment limits and criteria established in the policy are based on Resolution No. 4.661/18, published by the National Monetary Council - CMN.
Supplementary benefit plan expense	R$ 1,178	R$ 314
Average Salary Supplementation Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of expected rates of salary increases	35.00%
Participants salary term	12 months
Mixed Supplementary Benefit Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	R$ 20,175	R$ 1,096